CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY	Common Stock USD ($) shares	Preferred Stock Preferred Stock Class A USD ($) shares	Preferred Stock Preferred Stock Class B USD ($) shares	Common stock subscriptions USD ($)	Additional Paid in Capital. USD ($)	Accumulated Deficit USD ($)	Preferred Stock Class A shares	USD ($) shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio								0.6667
Shares issued for cash					$ 3,516,061			$ 3,516,500
Shares issued for cash (in shares) | shares								4,393,333
Issuance of common stock subscribed				$ (35,000)	34,991
Shares issued in connection with reverse merger		$ 3			(264,496)			$ (263,976)
Shares issued in connection with reverse merger (in shares) | shares		30,667
Shares issued for asset purchase					6,348,307			6,350,000
Stock-based compensation					316,034			316,034
Shares issued for cash			$ 10		4,799,990			4,800,000
Shares issued for cash (in shares) | shares			100,000
Warrants excercised					25,231			27,033
Shares issued in conjunction with debt settlement			$ 10		4,799,990			4,800,000
Shares issued in conjunction with debt settlement (in shares) | shares			100,000
Warrants issued for settlement of debt to related party					185,563			185,563
Beneficial conversion feature of convertible debenture					(36,397)			(36,397)
Net loss						$ (17,105,294)		(17,105,294)
Balance at beginning at Sep. 30, 2019				122,976	18,761,059	(18,762,623)		127,981
Balance at ending at Sep. 30, 2020	$ 11,432	$ 3	$ 20	135,144	36,669,900	(35,867,920)		$ 948,578
Balance at ending (in shares) at Sep. 30, 2020 | shares	114,320,911	30,667	200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash (in shares) | shares								3,228,000
Cash received for common stock subscribed				330,000				$ 330,000
Shares issued for debt settlement	$ 10				194,793			$ 194,803
Shares issued for debt settlement (in shares) | shares	97,891							97,891
Shares issued for license content asset	$ 118				2,065,878			$ 2,065,996
Shares issued for license content asset (in shares) | shares	1,180,880
Shares issued for consulting fees	$ 8				199,992			200,000
Shares issued for consulting fees (in shares) | shares	79,051
Issuance of common stock subscribed	$ 44			(465,144)	465,100
Issuance of common stock subscribed (in shares) | shares	444,096
Shares issued in connection with reverse merger					(1)			(1)
Shares issued for asset purchase	$ 137				2,671,096			2,671,233
Shares issued for asset purchase (in shares) | shares	1,369,863
Stock-based compensation					7,036,799			7,036,799
Warrants issued in conjunction with debenture					187,945			187,945
Warrants issued to consultants					492,000			492,000
Shares issued for acquisition	$ 200				5,689,555			5,689,755
Shares issued for acquisition (in shares) | shares	2,003,435
Warrants issued for severance					82,000			82,000
Shares issued for cash	$ 327				4,054,673			4,055,000
Shares issued for cash (in shares) | shares	3,281,333
Payment in kind for interest stock issuance	$ (3)				(41,976)			(41,979)
Payment in kind interest stock issuance (in shares) | shares	14,475
Shares issued for equity investment in unconsolidated entity	$ 46				863,434			863,480
Shares issued for equity investment in unconsolidated entity (in shares) | shares	454,463
Conversion of series convertible stock to common stock	$ 307	$ (3)			(304)
Conversion of series convertible stock to common stock (in shares) | shares	3,066,700	(30,667)
Beneficial conversion feature of convertible debenture					2,762,055			2,762,055
Net loss						(17,847,682)		(17,847,682)
Balance at ending at Jun. 30, 2021	$ 12,732		$ 20		63,853,146	(53,715,602)		$ 10,150,296
Balance at ending (in shares) at Jun. 30, 2021 | shares	127,316,716		200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio								0.6667
Shares issued for cash	$ 11,251,825				11,250,925			$ 11,251,829
Shares issued for cash (in shares) | shares								9,001,460
Cash received for common stock subscribed				350,000				$ 350,000
Shares issued for debt settlement					194,793			194,803
Issuance of common stock subscribed				(485,144)	485,094
Shares issued for asset purchase					2,671,096			2,671,230
Stock-based compensation					8,292,265			8,292,265
Warrants issued in conjunction with debenture					195,189			195,189
Shares issued for acquisition					6,552,989			6,553,235
Payment in kind for interest stock issuance					(41,976)			$ (41,977)
Payment in kind interest stock issuance (in shares) | shares								14,475
Conversion of series convertible stock to common stock		$ (3)			(303)
Conversion of series convertible stock to common stock (in shares) | shares		(30,667)					3,066,700
Net loss						(30,974,496)		$ (30,974,496)
Balance at beginning at Sep. 30, 2020	11,432	$ 3	$ 20	$ 135,144	36,669,900	(35,867,920)		948,578
Balance at ending at Sep. 30, 2021	$ 13,345	$ 0	$ 20		69,824,751	(66,842,416)		2,995,703
Balance at beginning (in shares) at Sep. 30, 2020 | shares	114,320,911	30,667	200,000
Balance at ending (in shares) at Sep. 30, 2021 | shares	133,470,018		200,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation					3,948,272			3,948,272
Warrants issued in conjunction with debenture					3,036,970			3,036,970
Warrants issued to consultants					254,014			254,014
Payment in kind for interest stock issuance	$ 7				176,993			177,000
Payment in kind interest stock issuance (in shares) | shares	69,455
Conversion of series convertible stock to common stock	$ 2,000		$ (20)		(1,980)
Conversion of series convertible stock to common stock (in shares) | shares	20,000,000		(200,000)
Beneficial conversion feature of convertible debenture					2,079,993			2,079,993
Net loss						(14,921,110)		(14,921,110)
Balance at ending at Jun. 30, 2022	$ 15,352				$ 79,319,016	$ (81,763,526)		$ (2,429,158)
Balance at ending (in shares) at Jun. 30, 2022 | shares	153,539,473